American Century Quantitative Equity Funds

PROSPECTUS SUPPLEMENT

SMALL COMPANY FUND * EQUITY GROWTH FUND * INCOME & GROWTH FUND

Supplement dated February 20, 2004 * Prospectus dated May 1, 2003
                                     (Investor Class, Advisor Class, Institutional Class)

                                     Prospectus dated August 29, 2003
                                     (R Class)

Effective February 20, 2004, the Small Company Fund will no longer be available to new investors. Shareholders of the fund on February 20, 2004, may continue to buy shares into accounts existing on that day.

SH-SPL-37025   0402